Non-current assets - property, plant and equipment (Details) $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Plant and equipment [Abstract]
Plant and equipment	$ 348
Reconciliation of written down [Abstract]
Opening balance	406
Depreciation expense	(58)
Closing balance	348
At Cost [Member]
Plant and equipment [Abstract]
Plant and equipment	606
Reconciliation of written down [Abstract]
Opening balance	606
Closing balance	606
Accumulated Depreciation [Member]
Plant and equipment [Abstract]
Plant and equipment	(258)
Reconciliation of written down [Abstract]
Opening balance	(200)
Closing balance	$ (258)